Revision of Previously Issued Financial Statement (Tables)	3 Months Ended
Mar. 31, 2021
Revision Of Previously Issued Financial Statement [Abstract]
Summary of Revision of Financial Statement
The table below summarizes the effects of the revision of the financial statements for all periods being revised:

	As Previously Reported	Adjustments	As Revised
Balance sheet as of November 19, 2020
Class A Ordinary Shares Subject to Possible Redemption	262,686,220	13,313,780	276,000,000
Class A Ordinary Shares	208	(133)	75
Additional Paid-in Capital	5,004,105	(5,004,105)	—
Accumulated Deficit	(4,999)	(8,309,542)	(8,314,541)
Total Shareholders’ Equity (Deficit)	5,000,004	(13,313,780)	(8,313,776)

Balance sheet as of December 31, 2020
Class A Ordinary Shares Subject to Possible Redemption	262,593,450	13,406,550	276,000,000
Class A Ordinary Shares	209	(134)	75
Additional Paid-in Capital	5,096,874	(5,096,874)	—
Accumulated Deficit	(97,764)	(8,309,542)	(8,407,306)
Total Shareholders’ Equity (Deficit)	5,000,009	(13,406,550)	(8,406,541)